3. Significant Accounting Policies (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Potential shares of common stock that are not included in the calculation of diluted net loss per share
Potential shares of common stock that are not included in the calculation of diluted net loss per share	9,445,167	7,436,984	7,436,984	7,218,848
Employee Stock Option [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share
Potential shares of common stock that are not included in the calculation of diluted net loss per share	705,557	25,557	25,557	25,557
Warrant [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share
Potential shares of common stock that are not included in the calculation of diluted net loss per share	6,007,048	6,007,048	6,007,048	5,911,715
Convertible Debt Securities [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share
Potential shares of common stock that are not included in the calculation of diluted net loss per share	229,204	215,908	215,908	171,138
Convertible Preferred Stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share
Potential shares of common stock that are not included in the calculation of diluted net loss per share	2,444,275	1,188,471	1,188,471	1,110,438
Directors Deferred Compensation Plan [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share
Potential shares of common stock that are not included in the calculation of diluted net loss per share	59,083	0